March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.7%
BlackRock Real Estate Securities Fund	561,959	$ 8,642,922
BlackRock Tactical Opportunities Fund, Class K	1,196,467	19,622,052
Diversified Equity Master Portfolio	$181,260,084	181,260,084
International Tilts Master Portfolio	$60,622,510	60,622,510
iShares Core MSCI Emerging Markets ETF	592,363	41,317,319
iShares Core MSCI International Developed Markets ETF(b)	282,650	23,621,061
iShares MSCI Canada ETF(b)	34,531	1,891,953
iShares MSCI EAFE Small-Cap ETF(b)	123,953	9,719,155
		346,697,056
Fixed-Income Funds — 7.4%
BlackRock Diversified Fixed Income Fund, Class K	1,507,149	14,106,918
iShares Broad USD Investment Grade Corporate Bond ETF(b)	299,250	15,330,578
		29,437,496

Security	Shares	Value
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	37,902,424	$ 37,910,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	17,179,920	17,179,920
		55,089,925
Total Investments — 107.9% (Cost: $367,222,272)		431,224,477
Liabilities in Excess of Other Assets — (7.9)%		(31,527,635)
Net Assets — 100.0%		$ 399,696,842

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 47,810,834	$ —	$ (9,889,495)(a)	$ (9,764)	$ (1,570)	$ 37,910,005	37,902,424	$ 27,708 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,276,162	—	(9,096,242)(a)	—	—	17,179,920	17,179,920	180,550	—
BlackRock Diversified Fixed Income Fund, Class K	14,107,915	164,512	—	—	(165,509)	14,106,918	1,507,149	164,547	—
BlackRock Real Estate Securities Fund	8,915,619	2,789,000	(3,475,362)	104,181	309,484	8,642,922	561,959	—	—
BlackRock Tactical Opportunities Fund, Class K	20,246,661	—	(1,327,176)	30,752	671,815	19,622,052	1,196,467	—	—
Diversified Equity Master Portfolio	191,353,035	—	(661,176)(a)(c)	6,655,072	(16,086,847)	181,260,084	$181,260,084	2,915,776	—
International Tilts Master Portfolio	64,086,019	—	(3,556,354)(a)(c)	3,083,267	(2,990,422)	60,622,510	$60,622,510	1,006,462	—
iShares Broad USD Investment Grade Corporate Bond ETF	15,492,172	—	—	—	(161,594)	15,330,578	299,250	—	—
iShares Core MSCI Emerging Markets ETF	43,384,326	1,899,929	(6,166,544)	1,434,092	765,516	41,317,319	592,363	—	—
iShares Core MSCI International Developed Markets ETF	25,470,484	—	(2,373,105)	287,490	236,192	23,621,061	282,650	—	—
iShares MSCI Canada ETF	2,754,744	—	(951,126)	174,557	(86,222)	1,891,953	34,531	—	—
iShares MSCI EAFE Small-Cap ETF	9,610,076	—	—	—	109,079	9,719,155	123,953	—	—
				$ 11,759,647	$ (17,400,078)	$ 431,224,477		$ 4,295,043	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	06/11/26	$ 3,645	$ 72,128
E-mini Russell 2000 Index	97	06/18/26	12,184	26,224
Micro E-mini S&P 500 Index	722	06/18/26	23,720	(565,788)
S&P 500 E-Mini Index	28	06/18/26	9,199	(188,997)
S&P/TSE 60 Index	25	06/18/26	6,857	58,140
MSCI EAFE Index	2	06/19/26	290	15
MSCI Emerging Markets Index	49	06/19/26	3,564	(26,351)
				(624,629)
Short Contracts
NASDAQ 100 E-Mini Index	25	06/18/26	11,958	427,588
Ultra U.S. Treasury Bond	71	06/18/26	8,258	283,869
Euro Stoxx 50 Index	1	06/19/26	64	2,310
				713,767
				$ 89,138
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,954,226	AUD	5,626,965	Bank of America N.A.	06/17/26	$ 76,211
USD	4,082,158	AUD	5,833,080	Morgan Stanley & Co. International PLC	06/17/26	62,092
USD	240,895	EUR	206,000	Barclays Bank PLC	06/17/26	1,962
USD	1,428,181	JPY	224,493,000	Morgan Stanley & Co. International PLC	06/17/26	4,623
USD	1,580,999	JPY	246,000,000	Morgan Stanley & Co. International PLC	06/17/26	21,061
						165,949
AUD	17,856,865	USD	12,605,608	Goldman Sachs International	06/17/26	(298,939)
CAD	9,564,444	USD	7,030,715	JPMorgan Chase Bank N.A.	06/17/26	(132,368)
CAD	11,737,770	USD	8,628,302	JPMorgan Chase Bank N.A.	06/17/26	(162,445)
JPY	5,286,788,804	USD	33,976,148	Barclays Bank PLC	06/17/26	(451,508)
USD	730,204	CAD	1,014,000	Morgan Stanley & Co. International PLC	06/17/26	(1,142)
USD	1,022,554	JPY	161,717,000	Morgan Stanley & Co. International PLC	06/17/26	(2,927)
						(1,049,329)
						$ (883,380)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 104,814,462	$ —	$ —	$ 104,814,462
Fixed-Income Funds	29,437,496	—	—	29,437,496
Money Market Funds	55,089,925	—	—	55,089,925
	$189,341,883	$—	$—	189,341,883
Investments Valued at NAV(a)				241,882,594
				$ 431,224,477
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 514,277	$ 72,128	$ —	$ 586,405
Foreign Currency Exchange Contracts	—	165,949	—	165,949
Interest Rate Contracts	283,869	—	—	283,869
Liabilities
Equity Contracts	(781,136)	—	—	(781,136)
Foreign Currency Exchange Contracts	—	(1,049,329)	—	(1,049,329)
	$17,010	$(811,252)	$—	$(794,242)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s